Cash Flow Information	12 Months Ended
Mar. 03, 2012
Cash Flow Information [Abstract]
Cash Flow Information
17.	CASH FLOW INFORMATION

(a)	Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Accounts receivable	$898	$(1,352)	$(481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)	—	—
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14

	$(210)	$(496)	$(161)

(b)	Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$684	$1,053	$1,082

(c)	Additional information

Advertising expense, which includes media, agency and promotional expenses totalling $864 million (February 26, 2011 - $1.1 billion; February 27, 2010 - $791 million) is included in selling, marketing and administration expense for the fiscal year ended March 3, 2012.

Selling, marketing and administration expense for the fiscal year ended March 3, 2012 included $40 million with respect to foreign exchange losses (February 26, 2011 – loss of $5 million; February 27, 2010 – loss of $58 million). For the year ended February 27, 2010, the Company recorded a $54 million charge primarily relating to the reversal of foreign exchange gains previously recorded in fiscal 2009 on the revaluation of Canadian dollar denominated tax liability balances. Throughout fiscal 2009, foreign exchange gains were offset by foreign exchange losses incurred as a part of the Company’s risk mitigation foreign currency hedging program. With the enactment of changes to the functional currency tax legislation by the Government of Canada in the first quarter of fiscal 2010, the Company changed the basis for calculating its income tax provision for its Canadian operations from Canadian dollars, to the U.S. dollar, its reporting currency with an effective date being the beginning of fiscal 2009. The gains realized on the revaluation of these tax liabilities previously denominated in Canadian dollars throughout fiscal 2009 were reversed upon enactment of the changes to the rules in the first quarter of fiscal 2010.